June 10, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock FundsSM—BlackRock International Opportunities Portfolio and

BlackRock U.S. Opportunities Portfolio (the “Funds”)

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplements to the Prospectuses of the Funds, dated January 28, 2014, as filed pursuant to Rule 497(e) under the Securities Act of 1933, on June 3, 2014 (the “497 Filings”). The purpose of this filing is to submit the 497 Filings in XBRL for the Funds.

Any questions or comments on the 497 Filings should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.